TCW/DW LATIN AMERICAN GROWTH FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                                   10048
LETTER TO THE SHAREHOLDERS JANUARY 31, 1998

DEAR SHAREHOLDER:

The first half of TCW/DW Latin American Growth Fund's fiscal year ended January 31, 1998 was volatile, exhibiting strength in the first quarter, turbulence in early to mid July and then rallying toward the end of the month. However, the region's markets suffered moderate declines in the second half of the fiscal year as stock prices were hurt by the global trend of capital flight to safety witnessed in the wake of the Asian currency crisis.

PERFORMANCE

For the fiscal year ended January 31, 1998, the Fund's Class B shares posted a total return of 5.41 percent, versus 4.66 percent for the International Finance Corporation (IFC) Investable Latin America Total Return Index and 3.42 percent for the Lipper Analytical Services, Inc. Latin American Funds Average. Since their inception on July 28, 1997, through January 31, 1998, the Fund's Class A, C and D shares had total returns of -20.24 percent, -20.50 percent and -20.11 percent, respectively.

The accompanying chart illustrates the performance of a $10,000 investment in the Fund's Class B shares from inception (December 30, 1992) through the fiscal year ended January 31, 1998, versus the performance of similar hypothetical investments in the issues comprising the IFC Investable Latin America Total Return Index and the Lipper Latin American Funds Average.

INDIVIDUAL MARKETS

MEXICO

Mexican equities outperformed those of the entire region, gaining 15.9 percent for the 12 months ended January 31, 1998. The market was driven by the continued improvement of Mexico's macroeconomic environment, including strong economic growth and a recovery in consumer spending, while inflation gradually continued to decline. Stock prices fell sharply in January as turmoil in the Southeast Asian equity markets and fears of a spillover effect on Mexico's foreign trade

TCW/DW LATIN AMERICAN GROWTH FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 1998, CONTINUED

prospects led to a 5 percent depreciation of the peso relative to the U.S. dollar. Further, a sharp drop in crude oil prices dampened the outlook for Mexican exports as well as prospects for narrowing the federal budget deficit. While the Fund's investment adviser, TCW Funds Management, Inc. (TCW), expects Mexico's current-account deficit to widen from 1.8 percent of gross domestic product (GDP) in 1997 to 3.5 percent in 1998, it remains at a manageable level. In addition, the government has taken proactive steps to decrease the impact of lower oil revenues by reducing the fiscal budget by $2 billion.

BRAZIL

Brazilian equities performed particularly well during the first half of the fiscal year, rising 56 percent in U.S. dollar terms. TCW believes that this strong performance is attributable to continued progress on political and economic reform, with virtually all of the large, state-owned companies in the process of privatization or deregulation. Later in the year, however, TCW took profits and reduced the Fund's exposure to Brazil as the currency crisis in Asia -- and the ensuing capital flight to quality in international markets -- put into question the sustainability of financing Brazil's current-account deficit. In response, the central bank there abruptly raised interest rates in October to stave off speculation against the currency. Although the hike in interest rates prompted analysts to revise their 1998 economic growth forecasts downward, there is hope these rates can be reduced early in 1998. Overall, Brazilian stocks rose
13.6 percent for the 12 months ended January 31, 1998.

ARGENTINA

Argentine stocks rose 6.4 percent during the Fund's fiscal year as the economy there continued to show signs of strong growth. TCW expects economic growth in 1998 to reach at least 8 percent, and the fiscal deficit has improved to about
1.4 percent of GDP, which meets International Monetary Fund criteria for Argentina's Extended Fund Facility agreement.

CHILE

Chilean equities underperformed those of the entire region, falling 16 percent for the 12 months ended January 31, 1998. Copper prices declined from over $0.98 per pound in June to approximately $0.76 per pound at the end of December amid expectations of weaker global demand because of slowing economic growth in Asia. This decline in copper prices resulted in a significant deterioration of Chile's trade deficit in late 1997 as well as in poor prospects for the trade deficit in 1998. The country's central bank raised interest rates in January in an attempt to moderate domestic demand

TCW/DW LATIN AMERICAN GROWTH FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 1998, CONTINUED

and lower inflation. Nevertheless, TCW anticipates real GDP growth of approximately 5 percent in 1998. TCW remains cautious regarding the Chilean stock market, as the impact of higher interest rates on overall economic activity is difficult to foresee.

SMALLER MARKETS

Colombian equities rose 12.2 percent during the Fund's fiscal year as robust GDP growth in the second half of the year signaled an end to the recession that had marked the early part of the year. Peruvian stocks weakened slightly during the period under review despite an improvement in macroeconomic fundamentals. Sentiment was dampened by political uncertainties and weather concerns (El
Nino), which TCW feels may negatively affect future growth. Venezuelan equities rose 6 percent as investors were encouraged by the success of the country's progress toward economic stabilization, as well as private investment flows into the petroleum sector. In addition, a decline in oil prices prompted the government to reduce fiscal spending and, according to TCW, has provided the needed impetus for positive political momentum toward privatizing state-owned aluminum and electricity companies.

THE PORTFOLIO

As of January 31, 1998, the Fund's portfolio was represented by investments in Mexico (37.2 percent of net assets), Brazil (34.6 percent), Argentina (12.2 percent), Chile (4.9 percent), Peru (3.4 percent), Colombia (3.2 percent) and Venezuela (2.2 percent). The Fund remained nearly fully invested, with a cash position of 2.3 percent.

OUTLOOK

TCW remains optimistic regarding the region's equity markets, because the economic and earnings growth outlooks for 1998 appear to be favorable. Although there is the potential for further turmoil in the Asian equity markets and a disinflationary slowdown in the industrialized economies, economic growth in Latin America is being driven primarily by demographics, productivity gains and private-sector cash inflows. TCW reports that, collectively, the Latin American markets are trading at a reasonable valuation level of 16 times 1998 earnings, with an earnings growth estimate of approximately 20 percent in U.S. dollar terms. Earnings growth continues to be driven by privatization opportunities in Brazil and the productivity gains that come from private-sector management. In Mexico, earnings growth is being driven by the recovery of real wages and the purchasing power of consumers, which is occurring for the first time since the peso devaluation in 1994.

TCW/DW LATIN AMERICAN GROWTH FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 1998, CONTINUED

TCW is also encouraged by government policies throughout the region, which continue to emphasize free trade, limited government intervention in the economy and fiscal austerity. The direction of these government policies fosters an environment that attracts individual foreign direct investment, as well as portfolio investment.

We appreciate your support of TCW/DW Latin American Growth Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

TCW/DW LATIN AMERICAN GROWTH FUND
FUND PERFORMANCE JANUARY 31, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 Growth of $10,000 -- Class B
            Shares
       ($ in Thousands)
 Average Annual Total Returns
                                                 Life of
1 Year                              5 Years         Fund
5.41%(1)                           5.56%(1)     4.58%(1)
0.41%(2)                           5.26%(2)     4.41%(2)
                                    Fund(3)       IFC(4)  Lipper(5)
December-1992                       $10,000      $10,000    $10,000
January-1993                        $ 9,570      $ 9,707    $ 9,836
January-1994                        $16,220      $18,234    $17,318
January-1995                         $9,712      $12,253    $12,154
January-1996                         $9,847      $13,254    $13,141
January-1997                        $11,914      $15,509    $16,063
January-1998                     $12,458(3)      $16,232    $16,613

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN CHARGES AND EXPENSES.

                                   AVERAGE ANNUAL TOTAL RETURNS++
----------------------------------------------------------------------------------------------------
                CLASS B SHARES*                                     CLASS A SHARES**
-----------------------------------------------      -----------------------------------------------
PERIOD ENDED 1/31/98                                 PERIOD ENDED 1/31/98
-------------------------                            -------------------------
1 Year                       5.41%(1)     0.41%(2)   From Inception (7/28/97)   (20.24)%(1)   (24.42)%(2)
5 Years                      5.58(1)      5.26(2)
From Inception (12/30/92)    4.58(1)      4.41(2)

                CLASS C SHARES+                                      CLASS D SHARES++
-----------------------------------------------       -----------------------------------------------
PERIOD ENDED 1/31/98                                  PERIOD ENDED 1/31/98
-------------------------                             -------------------------
From Inception (7/28/97)   (20.50)%(1)   (21.29)%(2)  From Inception (7/28/97)   (20.11)%(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on January 31, 1998.
 (4) The International Finance Corporation (IFC) Investable Latin America Total Return Index is a broad, neutral and historically consistent benchmark for the Latin American Markets. The Index, which includes Argentina, Brazil, Chile, Colombia, Mexico, Peru, and Venezuela, reflects restrictions on foreign investment. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Latin American Funds Average tracks the performance of the funds whose primary trading markets or operations are concentrated in the Latin American region or in a single country within the region, as reported by Lipper Analytical Services Inc.
* The maximum contingent deferred sales charge (CDSC) for Class B shares is 5%. The CDSC declines to 0% after six years.
** The maximum front-end sales charge for Class A shares is 5.25%.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++  Class D shares have no sales charge.
++ For periods of less than one year, the Fund quotes its total return on a non-annualized basis.

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1998

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                                COMMON AND PREFERRED STOCKS (97.7%)
                                ARGENTINA (12.2%)
                                BANKS
                       147,339  Banco de Galicia y Buenos Aires S.A. de C.V. (ADR)................  $  3,232,249
                       134,200  Banco Rio de la Plata S.A. (ADR)..................................     1,652,338
                                                                                                    ------------
                                                                                                       4,884,587
                                                                                                    ------------
                                BREWERY
                       152,700  Quilmes Industrial S.A. (ADR).....................................     1,918,294
                                                                                                    ------------
                                FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
                       315,363  Molinos Rio de la Plata S.A. (Class B)*...........................       599,411
                                                                                                    ------------
                                MULTI-INDUSTRY
                     1,244,164  Perez Companc S.A. (Class B)......................................     8,177,183
                                                                                                    ------------
                                OIL & GAS
                       263,364  Yacimentos Petroliferos Fiscales S.A. (ADR).......................     8,016,142
                                                                                                    ------------
                                STEEL
                     1,396,570  Siderca S.A. (Class A)............................................     3,185,358
                                                                                                    ------------
                                TELECOMMUNICATIONS
                        72,103  Telecom Argentina Stet - France Telecom S.A. (Class B)............       449,368
                        52,140  Telecom Argentina Stet - France Telecom S.A. (ADR)................     1,635,893
                       133,735  Telefonica de Argentina S.A. (ADR)................................     4,630,574
                                                                                                    ------------
                                                                                                       6,715,835
                                                                                                    ------------

                                TOTAL ARGENTINA...................................................    33,496,810
                                                                                                    ------------

                                BRAZIL (34.6%)
                                BANKING
                     2,495,156  Banco Itau S.A. (Pref.)+..........................................     1,362,004
                                                                                                    ------------
                                BREWERY
                     5,817,564  Companhia Cervejaria Brahma (Pref.)+*.............................     3,988,891
                                                                                                    ------------
                                BUILDING MATERIALS
                     3,469,000  Companhia Cimento Portland Itau (Pref.)+..........................       586,919
                                                                                                    ------------

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                                ELECTRIC
                        56,500  Companhia Paranaense de Energia - Copel (ADR)+....................  $    678,000
                   152,900,000  Companhia Paranaense de Energia - Copel (Pref.)+..................     1,850,321
                                                                                                    ------------
                                                                                                       2,528,321
                                                                                                    ------------
                                FINANCIAL SERVICES
                     5,008,300  Itausa Investimentos Itau S.A. (Pref.)+...........................     3,121,825
                                                                                                    ------------
                                METALS & MINING
                       266,358  Companhia Vale do Rio Doce S.A. 12/31/99 (Debentures)*............       --
                       269,258  Companhia Vale do Rio Doce S.A. (Pref.)+..........................     5,202,937
                                                                                                    ------------
                                                                                                       5,202,937
                                                                                                    ------------
                                OIL & GAS
                    49,900,000  Petrobras Distribuidora S.A. (Pref.)+.............................       844,256
                    39,073,000  Petroleo Brasileiro S.A. (Pref.)+.................................     8,350,419
                                                                                                    ------------
                                                                                                       9,194,675
                                                                                                    ------------
                                TELECOMMUNICATIONS
                        63,300  Telecomunicacoes Brasileiras S.A. (ADR)+..........................     7,026,300
                   239,383,140  Telecomunicacoes Brasileiras S.A. (Pref.)+........................    26,219,169
                    49,422,000  Telecomunicacoes Brasileiras S.A.+................................     4,532,917
                    17,663,300  Telecomunicacoes de Sao Paulo S.A. (Pref.)+*......................     5,111,976
                                                                                                    ------------
                                                                                                      42,890,362
                                                                                                    ------------
                                TEXTILES
                     3,026,600  Empresa Nacional de Comercio Redito e Participacoes S.A.
                                  (Pref.)*........................................................         9,837
                                                                                                    ------------
                                UTILITIES - ELECTRIC
                    72,754,030  Centrais Electricas Brasileiras S.A. (Class B) (Pref.)+...........     3,271,664
                   102,223,380  Centrais Electricas Brasileiras S.A.+.............................     4,414,812
                        33,656  Companhia Energetica de Minas Gerais S.A. (ADR) - 144A**+.........     1,312,584

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1998, CONTINUED

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                       185,725  Companhia Energetica de Minas Gerais S.A. (Pref.) (ADR)+..........  $  7,243,275
                    80,971,000  Companhia Energetica de Minas Gerais S.A. (Pref.)+................     3,201,347
                    24,493,900  Light Participacoes S.A.+.........................................     4,580,338
                                                                                                    ------------
                                                                                                      24,024,020
                                                                                                    ------------
                                WATER
                     9,790,000  Companhia de Saneamento Basico do Estado de Sao Paulo+............     1,891,745
                                                                                                    ------------
                                TOTAL BRAZIL......................................................    94,801,536
                                                                                                    ------------

                                CHILE (4.9%)
                                BANKS
                        76,350  Banco Santander Chile (ADR).......................................       916,200
                                                                                                    ------------
                                FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
                       112,340  Embotelladora Andina S.A. (Series A) (ADR)........................     2,246,800
                        73,140  Embotelladora Andina S.A. (Series B) (ADR)........................     1,289,092
                        58,400  Vina Concha Y Toro (ADR)..........................................     1,693,600
                                                                                                    ------------
                                                                                                       5,229,492
                                                                                                    ------------
                                INVESTMENT COMPANIES
                        37,953  Genesis Chile Fund Ltd............................................     1,238,217
                       550,809  The Five Arrows Chile Investment Trust Ltd........................     1,184,239
                                                                                                    ------------
                                                                                                       2,422,456
                                                                                                    ------------
                                TELECOMMUNICATIONS
                        88,145  Compania de Telecommunicaciones de Chile S.A. (ADR)...............     2,120,989
                                                                                                    ------------
                                UTILITIES - ELECTRIC
                        49,500  Chilectra S.A. (ADR) - 144A**.....................................     1,194,188
                        54,723  Enersis S.A. (ADR)................................................     1,446,739
                                                                                                    ------------
                                                                                                       2,640,927
                                                                                                    ------------

                                TOTAL CHILE.......................................................    13,330,064
                                                                                                    ------------

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------

                                COLOMBIA (3.2%)
                                BANKING
                       319,623  Banco de Bogota...................................................  $  1,475,531
                        59,000  Banco Industrial Colombiano S.A. (ADR)............................       704,313
                                                                                                    ------------
                                                                                                       2,179,844
                                                                                                    ------------
                                BUILDING & CONSTRUCTION
                       160,529  Compania de Cementos Argos S.A....................................       765,107
                                                                                                    ------------
                                FINANCIAL SERVICES
                       114,868  Compania Suramericana de Seguros S.A..............................     1,839,188
                       220,682  Valores Bavaria S.A.*.............................................       904,060
                                                                                                    ------------
                                                                                                       2,743,248
                                                                                                    ------------
                                FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
                       220,682  Bavaria S.A.......................................................     1,495,536
                       149,299  Compania Nacional de Chocolates S.A...............................       922,835
                                                                                                    ------------
                                                                                                       2,418,371
                                                                                                    ------------
                                RETAIL
                       193,527  Almacenes Exito S.A...............................................       533,252
                                                                                                    ------------

                                TOTAL COLOMBIA....................................................     8,639,822
                                                                                                    ------------

                                MEXICO (37.2%)
                                AUTOMOTIVE
                        56,440  Sanluis Corporacion S.A. de C.V. (Units)++........................       360,255
                                                                                                    ------------
                                BUILDING & CONSTRUCTION
                       132,900  Empresas ICA Sociedad Controladora S.A. de C.V. (ADR)*............     1,810,763
                                                                                                    ------------
                                BUILDING MATERIALS
                       667,400  Apasco S.A. de C.V................................................     4,338,889
                     1,893,200  Cemex S.A. de C.V. (B Shares).....................................     8,145,683
                                                                                                    ------------
                                                                                                      12,484,572
                                                                                                    ------------
                                CONGLOMERATES
                     1,013,899  Grupo Carso S.A. de C.V. (Series A1)*.............................     5,944,372
                                                                                                    ------------
                                FINANCIAL SERVICES
                     1,006,688  Grupo Financiero Inbursa S.A. de C.V. (B Shares)..................     3,200,935
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1998, CONTINUED

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                                FOOD, BEVERAGE, TOBACCO, & HOUSEHOLD PRODUCTS
                       720,200  Fomento Economico Mexicano S.A. de C.V. (B Shares)................  $  4,673,638
                       482,900  Grupo Industrial Bimbo S.A. de C.V. (Series A)....................     4,737,672
                       636,100  Grupo Modelo S.A. de C.V. (Series C)..............................     5,188,050
                       107,400  Industrias Bachoco, S.A. (ADR)....................................     1,772,100
                        91,800  Panamerican Beverages, Inc. (Class A).............................     2,983,500
                                                                                                    ------------
                                                                                                      19,354,960
                                                                                                    ------------
                                MEDIA GROUP
                       223,500  Grupo Televisa S.A. de C.V. (GDR)*................................     7,193,906
                                                                                                    ------------
                                MULTI-INDUSTRY
                       498,800  DESC S.A. de C.V. (Series B)......................................     3,626,028
                                                                                                    ------------
                                PAPER & FOREST PRODUCTS
                     2,436,100  Kimberly-Clark de Mexico S.A. de C.V. (A Shares)..................    10,524,758
                                                                                                    ------------
                                RETAIL
                     5,760,418  Cifra S.A. de C.V. (Series C).....................................     9,736,877
                     1,038,417  Cifra S.A. de C.V. (Series V).....................................     1,887,808
                       771,800  Organizacion Soriana S.A. de C.V. (Series B)......................     2,755,125
                                                                                                    ------------
                                                                                                      14,379,810
                                                                                                    ------------
                                STEEL & IRON
                       244,844  Tubos de Acero de Mexico S.A. de C.V. (ADR)*......................     4,070,532
                                                                                                    ------------
                                TELECOMMUNICATIONS
                       381,173  Telefonos de Mexico S.A. de C.V. (Series L) (ADR).................    18,772,770
                                                                                                    ------------

                                TOTAL MEXICO......................................................   101,723,661
                                                                                                    ------------

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------

                                PERU (3.4%)
                                BREWERY
                     1,909,060  Union de Cervecerias Peruanas Backus & Johnston S.A. (T Shares)...  $  1,636,730
                                                                                                    ------------
                                BUILDING MATERIALS
                       799,911  Cementos Lima, S.A................................................     1,579,075
                                                                                                    ------------
                                FINANCIAL SERVICES
                       100,028  Credicorp Ltd. (ADR)..............................................     1,737,986
                                                                                                    ------------
                                METALS & MINING
                        12,800  Compania de Minas Buenaventura S.A. (ADR)*........................       152,000
                       228,930  Compania de Minas Buenaventura S.A. (B Shares)....................     1,344,222
                                                                                                    ------------
                                                                                                       1,496,222
                                                                                                    ------------
                                TELECOMMUNICATIONS
                        12,100  CPT Telefonica del Peru S.A. (ADR)................................       237,463
                     1,354,220  CPT Telefonica del Peru S.A. (B Shares)...........................     2,658,681
                                                                                                    ------------
                                                                                                       2,896,144
                                                                                                    ------------

                                TOTAL PERU........................................................     9,346,157
                                                                                                    ------------

                                VENEZUELA (2.2%)
                                BANKING
                       261,280  Banco Provincial, S.A.............................................       440,287
                                                                                                    ------------
                                TELECOMMUNICATIONS
                        93,925  Compania Anonima Nacional Telefonos de Venezuela (ADR)*...........     3,451,744
                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1998, CONTINUED

          NUMBER OF
            SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------------
                                UTILITIES - ELECTRIC
                     2,179,912  C.A. la Electricidad de Caracas S.A.C.A...........................  $  2,092,989
                                                                                                    ------------
                                TOTAL VENEZUELA...................................................     5,985,020
                                                                                                    ------------

TOTAL COMMON AND PREFERRED STOCKS
(IDENTIFIED COST $208,492,116) (A).......................................................   97.7 %   267,323,070

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................................    2.3       6,297,097
                                                                                           ------  -------------

NET ASSETS...............................................................................  100.0 % $ 273,620,167
                                                                                           ------  -------------
                                                                                           ------  -------------

---------------------

ADR  American Depository Receipt.
GDR  Global Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
++ Consists of more than one class of securities traded together as a unit; common stocks with attached warrants.
 + Some or all of these securities are segregated in connection with open forward foreign currency contracts.
(a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $70,328,914 and the aggregate gross unrealized depreciation is $11,497,960, resulting in net unrealized appreciation of $58,830,954.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JANUARY 31, 1998:

CONTRACTS TO       IN       DELIVERY     UNREALIZED
  RECEIVE     EXCHANGE FOR    DATE      DEPRECIATION
------------------------------------------------------
$  2,316,880  MXN 19,670,310 02/02/98   $    (8,216)
$ 21,003,000  BRL 25,203,600 04/29/98      (690,579)
$  1,400,000  BRL  1,649,900 04/29/98       (20,124)
$ 21,003,000  BRL 25,203,600 04/30/98      (683,112)
                                      ----------------
      Total unrealized
      depreciation..................    $(1,402,031)
                                      ----------------
                                      ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
SUMMARY OF INVESTMENTS JANUARY 31, 1998

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Automotive........................................................................  $    360,255       0.1  %
Banking...........................................................................     3,982,135       1.5
Banks.............................................................................     5,800,787       2.1
Brewery...........................................................................     7,543,915       2.8
Building & Construction...........................................................     2,575,870       0.9
Building Materials................................................................    14,650,566       5.4
Conglomerates.....................................................................     5,944,372       2.2
Electric..........................................................................     2,528,321       0.9
Financial Services................................................................    10,803,994       3.9
Food, Beverage, Tobacco, & Household Products.....................................    27,602,234      10.1
Investment Companies..............................................................     2,422,456       0.9
Media Group.......................................................................     7,193,906       2.6
Metals & Mining...................................................................     6,699,159       2.4
Multi-Industry....................................................................    11,803,211       4.3
Oil & Gas.........................................................................    17,210,817       6.3
Paper & Forest Products...........................................................    10,524,758       3.8

                                                                                                  PERCENT OF
INDUSTRY                                                                               VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Retail............................................................................  $ 14,913,062       5.5  %
Steel.............................................................................     3,185,358       1.2
Steel & Iron......................................................................     4,070,532       1.5
Telecommunications................................................................    76,847,844      28.1
Textiles..........................................................................         9,837       0.0
Utilities - Electric..............................................................    28,757,936      10.5
Water.............................................................................     1,891,745       0.7
                                                                                    ------------       ---
                                                                                    $267,323,070      97.7  %
                                                                                    ------------       ---
                                                                                    ------------       ---

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks.....................................................................  $196,958,230      72.0  %
Preferred Stocks..................................................................    70,364,840      25.7
                                                                                    ------------       ---
                                                                                    $267,323,070      97.7  %
                                                                                    ------------       ---
                                                                                    ------------       ---

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $208,492,116)..............................................................  $267,323,070
Cash..........................................................................................     5,670,152
Receivable for:
    Investments sold..........................................................................     2,603,586
    Shares of beneficial interest sold........................................................     1,544,231
    Dividends.................................................................................        37,361
    Interest..................................................................................        26,245
Prepaid expenses..............................................................................        67,257
                                                                                                ------------
     TOTAL ASSETS.............................................................................   277,271,902
                                                                                                ------------
LIABILITIES:
Unrealized depreciation on forward foreign currency contracts.................................     1,402,031
Payable for:
    Investments purchased.....................................................................       818,422
    Shares of beneficial interest repurchased.................................................       619,559
    Plan of distribution fee..................................................................       240,509
    Management fee............................................................................       180,444
    Investment advisory fee...................................................................       120,296
Accrued expenses..............................................................................       270,474
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     3,651,735
                                                                                                ------------
     NET ASSETS...............................................................................  $273,620,167
                                                                                                ------------
                                                                                                ------------
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $314,309,724
Net unrealized appreciation...................................................................    57,437,096
Accumulated net investment loss...............................................................      (733,256)
Accumulated net realized loss.................................................................   (97,393,397)
                                                                                                ------------
     NET ASSETS...............................................................................  $273,620,167
                                                                                                ------------
                                                                                                ------------
CLASS A SHARES:
Net Assets....................................................................................      $110,000
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................         9,058
     NET ASSET VALUE PER SHARE................................................................        $12.14
                                                                                                ------------
                                                                                                ------------
     MAXIMUM OFFERING PRICE PER SHARE,
      (NET ASSET VALUE PLUS 5.54% OF NET
       ASSET VALUE)...........................................................................        $12.81
                                                                                                ------------
                                                                                                ------------
CLASS B SHARES:
Net Assets....................................................................................  $272,710,385
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    22,551,545
     NET ASSET VALUE PER SHARE................................................................        $12.09
                                                                                                ------------
                                                                                                ------------
CLASS C SHARES:
Net Assets....................................................................................      $791,780
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        65,457
     NET ASSET VALUE PER SHARE................................................................        $12.10
                                                                                                ------------
                                                                                                ------------
CLASS D SHARES:
Net Assets....................................................................................        $8,002
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................           658
     NET ASSET VALUE PER SHARE................................................................        $12.16
                                                                                                ------------
                                                                                                ------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JANUARY 31, 1998*

NET INVESTMENT INCOME:

INCOME
Dividends (net of $362,708 foreign withholding tax)............................................  $ 6,545,347
Interest.......................................................................................      381,957
                                                                                                 -----------
     TOTAL INCOME..............................................................................    6,927,304
                                                                                                 -----------
EXPENSES
Plan of distribution fee (Class A shares)......................................................          120
Plan of distribution fee (Class B shares)......................................................    3,189,480
Plan of distribution fee (Class C shares)......................................................        3,225
Management fee.................................................................................    2,394,923
Investment advisory fee........................................................................    1,596,615
Custodian fees.................................................................................      766,558
Transfer agent fees and expenses...............................................................      589,387
Foreign exchange provisional tax...............................................................      146,048
Shareholder reports and notices................................................................       82,959
Professional fees..............................................................................       69,149
Registration fees..............................................................................       55,375
Trustees' fees and expenses....................................................................       37,171
Organizational expenses........................................................................       35,803
Other..........................................................................................       19,176
                                                                                                 -----------
     TOTAL EXPENSES............................................................................    8,985,989
                                                                                                 -----------
     NET INVESTMENT LOSS.......................................................................   (2,058,685)
                                                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments................................................................................   26,074,858
    Foreign exchange transactions..............................................................     (129,279)
                                                                                                 -----------
     NET GAIN..................................................................................   25,945,579
                                                                                                 -----------
Net change in unrealized appreciation/ depreciation on:
    Investments................................................................................   (7,213,718)
    Translation of forward foreign currency contracts, other assets and liabilities denominated
      in foreign currencies....................................................................   (1,393,193)
                                                                                                 -----------
     NET DEPRECIATION..........................................................................   (8,606,911)
                                                                                                 -----------
     NET GAIN..................................................................................   17,338,668
                                                                                                 -----------
NET INCREASE...................................................................................  $15,279,983
                                                                                                 -----------
                                                                                                 -----------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                 FOR THE YEAR         FOR THE YEAR
                                                                    ENDED                ENDED
                                                              JANUARY 31, 1998*     JANUARY 31, 1997
-----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.........................................  $      (2,058,685)   $         (744,793)
Net realized gain (loss)....................................         25,945,579            (7,342,055)
Net change in unrealized appreciation/depreciation..........         (8,606,911)           57,021,883
                                                              ------------------   ------------------

     NET INCREASE...........................................         15,279,983            48,935,035
Net decrease from transactions in shares of beneficial
  interest..................................................        (12,503,040)          (39,157,667)
                                                              ------------------   ------------------

     NET INCREASE...........................................          2,776,943             9,777,368

NET ASSETS:
Beginning of period.........................................        270,843,224           261,065,856
                                                              ------------------   ------------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $733,256
    AND $571,980, RESPECTIVELY).............................  $     273,620,167    $      270,843,224
                                                              ------------------   ------------------
                                                              ------------------   ------------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Latin American Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of Latin American issuers. The Fund was organized as a Massachusetts business trust on February 25, 1992 and commenced operations on December 30, 1992. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase, some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1998, CONTINUED

time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1998, CONTINUED

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. ("InterCapital"), an affiliate of Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses in the amount of approximately $244,000 of which approximately $200,000 have been reimbursed. The balance has been absorbed by InterCapital. Such expenses were fully amortized as of December 30, 1997.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.72% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million and 0.48% to the portion of the daily net assets exceeding $500 million.

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1998, CONTINUED

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1998, CONTINUED

pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $20,353,215 at January 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to account executives may be reimbursed in the subsequent calendar year. For the period ended January 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended January 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,105,599 and $339, respectively and received approximately $6,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

5. SECURITY TRANSACTIONS AND TRANSACTION WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended January 31, 1998 aggregated $92,188,514 and $107,843,981, respectively.

For the period May 31, 1997 through January 31, 1998, the Fund incurred brokerage commissions of $3,901 with Morgan Stanley & Co., Inc., an affiliate of the Manager since May 31, 1997, for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At January 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $6,000.

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1998, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                         JANUARY 31, 1998              JANUARY 31, 1997
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES*
Sold.............................................................       10,002   $      142,946       --             --
Redeemed.........................................................         (944)         (11,957)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................        9,058          130,989       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    5,890,546       80,346,802     2,700,960   $ 27,087,984
Redeemed.........................................................   (6,955,022)     (93,949,547)   (6,631,601)   (66,245,651)
                                                                   -----------   --------------   -----------   ------------
Net decrease - Class B...........................................   (1,064,476)     (13,602,745)   (3,930,641)   (39,157,667)
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES*
Sold.............................................................       72,243        1,050,903       --             --
Redeemed.........................................................       (6,786)         (92,205)      --             --
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................       65,457          958,698       --             --
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES*
Sold.............................................................          658           10,018       --             --
                                                                   -----------   --------------   -----------   ------------

Net decrease in Fund.............................................     (989,303)  $  (12,503,040)   (3,930,641)  $(39,157,667)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 *   For the period July 28, 1997 (issue date) through January 31, 1998.

7. FEDERAL INCOME TAX STATUS

During the year ended January 31, 1998, the Fund utilized approximately $24,442,000 of its net capital loss carryover. At January 31, 1998, the Fund had a net capital loss carryover of approximately $93,089,000 of which $73,250,000 will be available through January 31, 2004 and $19,839,000 will be available through January 31, 2005 to offset future capital gains to the extent provided by regulations.

Foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $2,102,000 during fiscal 1998.

As of January 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, mark-to-market of open forward foreign currency exchange contracts and post-October losses. The Fund had permanent book/tax differences primarily attributable to foreign currency losses, a net operating loss and tax adjustments on passive foreign investment

TCW/DW LATIN AMERICAN GROWTH FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1998, CONTINUED

companies sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $1,520,555, accumulated net realized loss was charged $376,854 and accumulated net investment loss was credited $1,897,409.

8. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 1998, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions and forward contracts used to manage foreign currency exposure.

At January 31, 1998, the Fund's cash balance consisted principally of interest bearing deposits with Chase Manhattan N.A., the Fund's custodian.

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                            FOR THE
                                                                             PERIOD
                                                                            DECEMBER
                                                                           30, 1992*
                              FOR THE YEAR ENDED JANUARY 31,                THROUGH
                  -------------------------------------------------------   JANUARY
                   1998**++     1997       1996        1995       1994     31, 1993++
-------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE
OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $   11.47   $   9.48   $   9.35   $   16.05   $   9.56   $   10.00
                  ----------  ---------  ---------  ----------  ---------  ----------

Net investment
 loss............     (0.09)     (0.04)     (0.06)      (0.17)     (0.04)      (0.01)

Net realized and
 unrealized gain
 (loss)..........      0.71       2.03       0.19       (6.21)      6.68       (0.43)
                  ----------  ---------  ---------  ----------  ---------  ----------

Total from
 investment
 operations......      0.62       1.99       0.13       (6.38)      6.64       (0.44)
                  ----------  ---------  ---------  ----------  ---------  ----------

Less
 distributions
 from net
 realized gain...    --          --         --          (0.32)     (0.15)     --
                  ----------  ---------  ---------  ----------  ---------  ----------

Net asset value,
 end of period... $   12.09   $  11.47   $   9.48   $    9.35   $  16.05   $    9.56
                  ----------  ---------  ---------  ----------  ---------  ----------
                  ----------  ---------  ---------  ----------  ---------  ----------

TOTAL INVESTMENT
RETURN+..........      5.41%     20.99%      1.39%     (40.12)%    69.49%      (4.30)%(1)

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........      2.81%      2.78%      2.98%       2.87%      2.89%       3.08% (2)

Net investment
 loss............     (0.64)%    (0.29)%    (0.61)%     (1.46)%    (0.90)%     (1.08)%(2)

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 thousands.......   $272,710   $270,843   $261,066    $294,774   $325,956   $ 69,611

Portfolio
 turnover rate...        30%        29%        64%        145%       111%          1%(1)

Average
 commission rate
 paid............  $ 0.0006   $ 0.0002      --         --          --         --

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All Shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          JANUARY 31,
                                                                             1998++
----------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 15.22
                                                                             ------
Net investment loss...................................................        (0.07)
Net realized and unrealized loss......................................        (3.01)
                                                                             ------
Total from investment operations......................................        (3.08)
                                                                             ------
Net asset value, end of period........................................      $ 12.14
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................       (20.24)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.15% (2)
Net investment loss...................................................        (1.04)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $110
Portfolio turnover rate...............................................           30%
Average commission rate paid..........................................          $ 0.0006

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 15.22
                                                                             ------
Net investment loss...................................................        (0.12)
Net realized and unrealized loss......................................        (3.00)
                                                                             ------
Total from investment operations......................................        (3.12)
                                                                             ------
Net asset value, end of period........................................      $ 12.10
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................       (20.50)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.91% (2)
Net investment loss...................................................        (1.76)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $792
Portfolio turnover rate...............................................           30%
Average commission rate paid..........................................          $ 0.0006

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                         FOR THE PERIOD
                                                                         JULY 28, 1997*
                                                                            THROUGH
                                                                          JANUARY 31,
                                                                             1998++
----------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 15.22
                                                                             ------

Net investment loss...................................................        (0.04)

Net realized and unrealized loss......................................        (3.02)
                                                                             ------

Total from investment operations......................................        (3.06)
                                                                             ------

Net asset value, end of period........................................      $ 12.16
                                                                             ------
                                                                             ------

TOTAL INVESTMENT RETURN+..............................................       (20.11)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.86% (2)

Net investment loss...................................................        (0.52)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................           $8

Portfolio turnover rate...............................................           30%

Average commission rate paid..........................................          $ 0.0006

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW LATIN AMERICAN GROWTH FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF TCW/DW LATIN AMERICAN GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Latin American Growth Fund (the "Fund") at January 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
MARCH 13, 1998

TRUSTEES                                           [LOGO]
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo                                    LATIN AMERICAN
John R. Haire
Dr. Manuel H. Johnson                                     GROWTH FUND
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder                                         [GRAPHIC]
Marc I. Stern

OFFICERS                                                  ANNUAL REPORT
Charles A. Fiumefreddo
Chairman and Chief Executive Officer                      JANUARY 31, 1998

Barry Fink
Vice President, Secretary and
General Counsel

Michael P. Reilly
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.